COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

Class A (MLOAX), Class C (MLOCX), Class I (MLOIX), Class R (MLORX) and Class Z (MLOZX) Shares

Supplement dated November 6, 2015 to the

Prospectus dated April 1, 2015

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Class A (CPXAX), Class C (CPXCX), Class I (CPXIX), Class R (CPRRX) and Class Z (CPXZX) Shares

COHEN & STEERS REAL ASSETS FUND, INC.

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z (RAPZX) Shares

Supplement dated November 6, 2015 to the

Prospectuses dated May 1, 2015

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Class A (DVFAX), Class C (DVFCX), Class I (DVFIX), Class R (DVFRX) and Class Z (DVFZX) Shares

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Class A (CSUAX), Class C (CSUCX), Class I (CSUIX), Class R (CSURX) and Class Z (CSUZX) Shares

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class A (CSFAX), Class C (CSFCX), Class I (CSSPX), Class R (GRSRX) and Class Z (CSFZX) Shares

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Class A (CSEIX), Class C (CSCIX), Class I (CSDIX), Class R (CIRRX) and Class Z (CSZIX) Shares

Supplement dated November 6, 2015 to the

Prospectuses dated July 1, 2015

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.

Class A (CDFAX), Class C (CDFCX), Class I (CDFIX), Class R (CDFRX) and Class Z (CDFZX) Shares

Supplement dated November 6, 2015 to the

Prospectus dated August 15, 2015

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Class A (IRFAX), Class C (IRFCX), Class I (IRFIX), Class R (IRFRX) and Class Z (IRFZX) Shares

Supplement dated November 6, 2015 to the

Prospectus dated October 1, 2015

The “How to Purchase, Exchange and Sell Fund Shares—Class I Shares—Types of Shareholders Qualified to Purchase” section of the Prospectus is hereby replaced in its entirety:

TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE

Class I shares are available for purchase by retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor, including certain health savings accounts (“HSAs”); institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover IRAs from such institutional advisory accounts; a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 plan fee; registered investment advisors investing on behalf of clients that consist of institutions and/or individuals; clients (including individuals, corporations, endowments, foundations and qualified plans) of approved financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services, or who have entered into an agreement with the Distributor to offer Class I shares through an omnibus account, no-load network or platform; investors who purchase through certain “wrap” programs, fee based advisory programs, asset allocation programs and similar programs with approved financial intermediaries; current officers, directors and employees (and their immediate families) of the Fund, the Advisor, the Subadvisors1, CNS, the Distributor, and to any trust, pension, profit-sharing or other benefit plan for only such persons; and investors having a direct relationship with the Advisor or its affiliates.

The Fund reserves the right to waive any initial investment minimum. Class I investment minimums are waived for the following:

•	certain types of fee based programs and group retirement accounts (e.g. 401(k) plans or employer-sponsored 403(b) plans);

•	financial intermediaries who have entered into an agreement with the Distributor to offer shares through a wrap and/or asset allocation program;

•	financial intermediaries who have entered into an agreement with the Distributor to offer shares through a no-load network or platform, or through a self-directed investment brokerage account program that charge a transaction fee to its clients;

•	certain financial institutions and third-party recordkeepers and/or administrators who have agreements with the Distributor with respect to such purchases, and who buy shares for their accounts on behalf of investors in retirement plans and deferred compensation plans; and

•	registered investment advisors clearing through multiple firms having an aggregate $100,000 or more invested in shares of Cohen & Steers open-end funds.

[1]	Cohen & Steers Real Estate Securities Fund, Cohen & Steers Active Commodities Strategy Fund, Cohen & Steers Preferred Securities and Income Fund, and Cohen & Steers Dividend Value Fund do not have Subadvisors.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

MULTIFDPROSUP-1115